Portfolio of Investments (unaudited)
As of December 31, 2024
abrdn Healthcare Investors

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—6.2%
Biotechnology—3.5%
Abcuro, Inc. Series B	532,816	$ 2,925,000
Arbor Biotechnologies, Inc. Series B, 8.00%	82,076	1,359,999
Arbor Biotechnologies, Inc. Series C, 8.00%	827,250	3,399,998
Arkuda Therapeutics, Inc. Series A, 6.00%(d)	2,353,932	235
Arkuda Therapeutics, Inc. Series B, 6.00%(d)	1,044,322	1,214,233
Flamingo Therapeutics, Inc. Series A3	243,458	1,186,459
Glycomine, Inc. Series C	2,600,000	1,560,000
Hotspot Therapeutics, Inc. Series B, 6.00%	2,875,000	5,947,513
Hotspot Therapeutics, Inc. Series C, 6.00%	632,394	1,842,733
Incendia Therapeutics, Inc. Series A	1,769,383	3,399,993
Priothera Co. Ltd. Series A, 6.00%(d)	346,666	36
Quell Therapeutics Ltd. Series B(e)	1,553,631	3,229,999
Recode Therapeutics, Inc. Series B, 5.00%	331,413	3,060,003
Seismic Therapeutics, Inc. Series B	647,722	2,924,983
Third Arc Bio, Inc., 8.00%	926,718	1,950,000
		34,001,184
Health Care Equipment & Supplies—0.0%
IO Light Holdings, Inc. Series A2	421,634	42
Pharmaceuticals—2.7%
Biotheryx, Inc. Series E, 8.00%	1,295,238	709,013
Curasen Therapeutics, Inc. Series A Prime(d)	21,114,774	10,124,534
Curasen Therapeutics, Inc. Series B(d)	1,664,794	798,269
Endeavor Biomedicines, Inc. Series B, 8.00%	657,322	4,288,763
Endeavor Biomedicines, Inc. Series C	121,377	791,936
Engrail Therapeutics, Inc. Series B	4,768,649	5,049,999
HiberCell, Inc. Series B	2,773,472	850,901
HiberCell, Inc. Series C	1,529,261	708,966
Qlaris Bio, Inc. Series B	4,394,904	3,450,000
		26,772,381
Total Convertible Preferred Stocks		60,773,607
Convertible Notes(a),(b),(c)—0.3%
Biotechnology—0.2%
Hotspot Therapeutics, Inc., 6.00%, 04/10/26	$720,872	720,872
Incendia Therapeutics, Inc., 8.00%, 04/18/25	1,569,230	1,569,230
		2,290,102
Pharmaceuticals—0.1%
HiberCell, Inc., 10.00%, 12/31/25	439,002	439,002
Total Convertible Notes		2,729,104
Common Stocks—91.2%
Biotechnology—60.3%
89bio, Inc.(b)	166,132	1,299,152
AbbVie, Inc.	91,044	16,178,519
Akero Therapeutics, Inc.(b)	158,730	4,415,869
Alkermes PLC(b),(e)	150,052	4,315,496
Alnylam Pharmaceuticals, Inc.(b)	99,504	23,414,286
Amgen, Inc.	214,749	55,972,179
Arcutis Biotherapeutics, Inc.(b)	321,390	4,476,963
Argenx SE, ADR(b)	32,495	19,984,425
Arrowhead Pharmaceuticals, Inc.(b)	249,796	4,696,165
Ascendis Pharma AS, ADR(b)	126,416	17,403,691
Biogen, Inc.(b)	179,637	27,470,090
BioMarin Pharmaceutical, Inc.(b)	369,221	24,268,896
	Shares or Principal Amount	Value

BioNTech SE, ADR(b)	211,403	$ 24,089,372
Chinook Therapeutics, Inc. CVR(a),(b),(c)	91,800	207,468
Cytokinetics, Inc.(b)	220,148	10,355,762
Denali Therapeutics, Inc.(b)	224,759	4,580,588
Galera Therapeutics, Inc.(b)	296,462	13,578
Geron Corp.(b)	1,031,907	3,652,951
Gilead Sciences, Inc.	727,220	67,173,311
GRAIL, Inc.(b)	74,738	1,334,073
Halozyme Therapeutics, Inc.(b)	82,576	3,947,959
Ideaya Biosciences, Inc.(b)	192,275	4,941,467
I-Mab, ADR(b)	53,885	45,802
Immunovant, Inc.(b)	354,975	8,792,731
Insmed, Inc.(b)	178,328	12,311,765
Ionis Pharmaceuticals, Inc.(b)	232,143	8,115,719
Janux Therapeutics, Inc.(b)	41,344	2,213,558
Krystal Biotech, Inc.(b)	38,460	6,025,144
Merus NV(b)	56,166	2,361,780
Moderna, Inc.(b)	135,347	5,627,728
Mural Oncology PLC(b),(e)	17,390	55,996
Neurocrine Biosciences, Inc.(b)	103,243	14,092,669
Novavax, Inc.(b)	37,188	298,992
Nuvalent, Inc., Class A(b)	29,204	2,286,089
Praxis Precision Medicines, Inc.(b)	3,427	263,742
Pyxis Oncology, Inc.(b)	626,637	977,554
Rallybio Corp.(b)	755,076	724,873
Regeneron Pharmaceuticals, Inc.(b)	75,430	53,731,052
Rhythm Pharmaceuticals, Inc.(b)	51,920	2,906,482
Sarepta Therapeutics, Inc.(b)	208,702	25,376,076
Scholar Rock Holding Corp.(b)	92,593	4,001,869
Summit Therapeutics, Inc.(b)	852,282	15,208,972
Sutro Biopharma, Inc.(b)	69,389	127,676
Travere Therapeutics, Inc.(b)	267,833	4,665,651
TScan Therapeutics, Inc.(b)	492,645	1,497,641
Ultragenyx Pharmaceutical, Inc.(b)	215,727	9,075,635
uniQure NV(b),(e)	812,691	14,352,123
Vaxcyte, Inc.(b)	149,009	12,197,877
Vertex Pharmaceuticals, Inc.(b)	117,478	47,308,391
Vir Biotechnology, Inc.(b)	243,770	1,789,272
Xencor, Inc.(b)	78,135	1,795,542
Xenon Pharmaceuticals, Inc.(b)	162,397	6,365,962
		588,786,623
Health Care Equipment & Supplies—7.2%
Abbott Laboratories	138,258	15,638,363
Becton Dickinson & Co.	33,002	7,487,164
Boston Scientific Corp.(b)	57,876	5,169,484
Dexcom, Inc.(b)	44,203	3,437,667
IDEXX Laboratories, Inc.(b)	3,730	1,542,131
Inspire Medical Systems, Inc.(b)	45,501	8,434,975
Insulet Corp.(b)	8,413	2,196,382
Intuitive Surgical, Inc.(b)	30,171	15,748,055
Medtronic PLC(e)	52,381	4,184,194
Stryker Corp.	5,969	2,149,139
Tandem Diabetes Care, Inc.(b)	119,454	4,302,733
Willow Laboratories, Inc.(a),(b),(c)	160,000	16
		70,290,303
Health Care Providers & Services—5.9%
Elevance Health, Inc.	23,071	8,510,892
Guardant Health, Inc.(b)	194,156	5,931,466

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2024
abrdn Healthcare Investors

	Shares or Principal Amount	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc.	14,452	$ 4,337,768
McKesson Corp.	3,401	1,938,264
Molina Healthcare, Inc.(b)	14,994	4,364,004
Tenet Healthcare Corp.(b)	35,984	4,542,260
UnitedHealth Group, Inc.	55,161	27,903,743
		57,528,397
Life Sciences Tools & Services—4.9%
Adaptive Biotechnologies Corp.(b)	630,848	3,781,934
Avantor, Inc.(b)	109,660	2,310,536
Danaher Corp.	23,779	5,458,469
Illumina, Inc.(b)	124,030	16,574,129
Medpace Holdings, Inc.(b)	15,401	5,116,674
Thermo Fisher Scientific, Inc.	26,994	14,043,089
		47,284,831
Pharmaceuticals—12.9%
Amylyx Pharmaceuticals, Inc.(b)	1,195,590	4,519,330
AstraZeneca PLC, ADR	479,072	31,388,797
Axsome Therapeutics, Inc.(b)	40,704	3,443,965
Bristol-Myers Squibb Co.	120,986	6,842,968
Edgewise Therapeutics, Inc.(b)	101,985	2,723,000
Eli Lilly & Co.	31,844	24,583,568
EyePoint Pharmaceuticals, Inc.(b)	160,464	1,195,457
Fusion Pharmaceuticals, Inc. CVR(a),(b),(c),(e)	7,593	10,478
Intra-Cellular Therapies, Inc.(b)	147,612	12,328,554
Johnson & Johnson	44,310	6,408,112
Marinus Pharmaceuticals, Inc.(b)	1,532,400	819,987
Merck & Co., Inc.	127,564	12,690,067
Oculis Holding AG(b),(e)	327,112	5,557,633
Spectrum Pharmaceuticals, Inc. CVR(a),(b),(c)	79,790	0
Structure Therapeutics, Inc., ADR(b)	115,379	3,129,079
Tetraphase Pharmaceuticals, Inc. CVR(a),(b),(c)	28,747	575
Teva Pharmaceutical Industries Ltd., ADR(b)	235,815	5,197,363
Zoetis, Inc.	29,733	4,844,398
		125,683,331
Total Common Stocks		889,573,485
Warrants(a),(b),(c)—0.0%
Pharmaceuticals—0.0%
HiberCell, Inc.(expiration date 09/15/28, exercise price $0.46)	1,529,261	2
HiberCell, Inc.(expiration date 09/13/34, exercise price $0.08)	5,487,525	5
		7
	Shares or Principal Amount	Value
Short-Term Investment—1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(f)	13,692,180	$ 13,692,180
Total Short-Term Investment		13,692,180
Total Investments Before Milestone Interests—99.7% (Cost $888,395,201)		972,192,174
	Interests	Value
Milestone Interests(a),(b),(c)—2.2%
Biotechnology—0.3%
Amphivena Milestone Interest	1	$ 0
Invetx, Inc. Milestone Interest	1	3,019,657
		3,019,657
Pharmaceuticals—1.9%
Afferent Milestone Interest	1	0
Amolyt Milestone Interest	1	1,709,124
Ethismos Research Milestone Interest	1	0
Neurovance Milestone Interest	1	17,019,335
		18,728,459
Total Milestone Interests		21,748,116
Total Investments (Cost $895,126,240)—101.9%		993,940,290
Liabilities in Excess of Other Assets (1.9%)		(18,246,828)
Net Assets—100.0%		$975,693,462

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Affiliated issuers in which the Fund holds 5% or more of the voting securities .
(e)	Foreign security.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of December 31, 2024.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
3

Notes to Portfolio of Investments  (concluded)
December 31, 2024 (unaudited)

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
4